Stock-Based Compensation	12 Months Ended
Feb. 28, 2018
Equity [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation

The weighted average date-of-grant fair value of the options granted during the year ended February 28, 2018 was $nil (2017: $nil) per option. The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2018		2017		2016
Risk-free rate	—		—		1.45%
Dividend yield	Nil	%	Nil	%	Nil %
Volatility factor of the expected market price of the Company’s common shares	—		—		99%
Weighted average expected life of the options (months)	—		—		120

On January 26, 2015 the Company entered into a consulting agreement where the Company is committed to issue 25,000 warrants, with an exercise price of US$3.40 and an expiry date of January 26, 2018. The warrants had a grant date fair value of $32,570 (Note 9). As at February 28, 2015, the warrants had been earned, and are included in the outstanding warrants table in Note 7(d). There were no options granted during the year ended February 28, 2018 (2017: nil).

In connection with the vesting of certain employees’, officers’ and directors’ stock options, and warrants for the year ended February 28, 2018, the Company has recorded stock option compensation of $nil (2017—$nil; 2016—$83,880) which was credited to additional paid-in capital and expensed in selling, general and administrative expenses in the year.